Balance Sheet Components - Schedule of Other NonCurrent Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2025	Mar. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Electronic design automation liabilities	$ 135	$ 40
Other non-current liabilities	52	39
Total other non-current liabilities	$ 187	$ 79